INCOME TAXES - Reconciliation of The Statutory Tax Rate to The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Taxes [Abstract]
Profit before income tax	$ 76,524	$ 69,032		$ 67,464
Tax calculated at the tax rate in each country	(13,253)	(12,714)		(15,887)
Argentine Software Promotion Regime	637	3,256		6,844
Non-deductible expenses	1,180	925		1,130
Tax loss carry forward not recognized	(3,686)	(2,402)		(1,462)
Exchange difference	(1,781)	(4,365)		(8,777)
Effect of foreign exchange difference in tax base	(5,404)	0		0
Other	0	283		2,284
Income tax	$ (22,307)	$ (15,017)	[1]	$ (15,868)	[1]

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).